Income taxes (Net Changes in Total Valuation Allowance for Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ 93,599	¥ 93,814	¥ 146,623
Additions	27,629	13,967	16,106
Deductions	(6,089)	(9,801)	(74,435)
Other	(4,497)	(4,381)	5,520
Valuation allowance at end of year	¥ 110,642	¥ 93,599	¥ 93,814